Noncontrolling Interest	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest

24. NONCONTROLLING INTEREST

	Jiewen	Guodian	iSoftStone Korea	Wuxi iCarnegie	iHealthStone	iSS-iSYS	SZ- Information	Total
Balance as of January 1, 2010	$—	$—	$(18)	$513	$—	$—	$—	$495
Net income (loss)	37	110	(1)	(584)	—	—	—	(438)
Capital contribution from noncontrolling shareholder of Guodian (Note 9)	—	586	—	—	—	—	—	586
Capital contribution from noncontrolling shareholder of Jiewen	242	—	—	—	—	—	—	242
Deconsolidation of Wuxi iCarnegie	—	—	—	67	—	—	—	67
Acquisition of noncontrolling interest of iSoftStone Korea (i)	—	—	15	—	—	—	—	15
Foreign currency translation adjustment	8	23	4	4	—	—	—	39

Balance as of December 31, 2010	287	719	—	—	—	—	—	1,006
Net (loss) income	(40)	225	—	—	(32)	(2)	—	151
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone	—	—	—	—	(14)	—	—	(14)
Capital contribution from noncontrolling shareholder of iHealthStone	—	—	—	—	46	—	—	46
Capital contribution from noncontrolling shareholder of iSS-iSYS	—	—	—	—	—	350	—	350
Foreign currency translation adjustment	12	42	—	—	—	6	—	60

Balance as of December 31, 2011	259	986	—	—	—	354	—	1,599
Net (loss) income	(6)	123	—	—	(38)	(28)	(78)	(27)
Capital contribution from noncontrolling shareholder of SZ- Information	—	—	—	—	—	—	1,279	1,279
Acquisition of noncontrolling interest of iHealthStone (ii)	—	—	—	—	38	—	—	38
Foreign currency translation adjustment	5	10	—	—	—	3	4	22

Balance as of December 31, 2012	$258	$1,119	$—	$—	$—	$329	$1,205	$2,911

(i)	In July 2010, the Company paid $30 to acquire the noncontrolling interest in iSoftStone Korea. After the acquisition, iSoftStone Korea becomes a wholly owned subsidiary of the Company.
(ii)	In July 2012, the Company paid $9 to acquire the noncontrolling interest in iHealthStone. After the acquisition, iHealthStone becomes a wholly owned subsidiary of the Company.